Investments in Associates and Joint Ventures - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, $ in Thousands, € in Millions, $ in Millions																																												1 Months Ended	12 Months Ended											23 Months Ended
	Mar. 25, 2021 PHP (₱)	Mar. 12, 2021 USD ($)	Dec. 01, 2020 PHP (₱)	Apr. 16, 2020 USD ($)	Apr. 06, 2020 PHP (₱)	Dec. 23, 2019 PHP (₱) ₱ / shares shares	Jun. 03, 2019 PHP (₱)	Dec. 03, 2018 PHP (₱)	Nov. 28, 2018 PHP (₱) seat	Nov. 28, 2018 USD ($) seat	Nov. 26, 2018 USD ($)	Nov. 08, 2018 PHP (₱)	Oct. 04, 2018 USD ($)	Apr. 13, 2018 PHP (₱)	Apr. 13, 2018 SGD ($) $ / shares shares	Mar. 23, 2018 PHP (₱)	Mar. 02, 2018 PHP (₱)	Feb. 27, 2018 PHP (₱) shares	Feb. 15, 2018 PHP (₱)	Dec. 31, 2017 PHP (₱)	Dec. 15, 2017 PHP (₱) ₱ / shares shares	Dec. 14, 2017 USD ($) $ / shares shares	Dec. 14, 2017 USD ($) shares	Dec. 05, 2017	Sep. 15, 2017 EUR (€)	Jun. 27, 2017 PHP (₱)	Jun. 13, 2017 PHP (₱)	May 30, 2017	May 19, 2017 USD ($)	Feb. 28, 2017 PHP (₱) ₱ / shares shares	Dec. 01, 2016	Aug. 24, 2016 ₱ / shares shares	Jul. 22, 2016 USD ($)	May 30, 2016 PHP (₱) Entity Tranche	Jun. 01, 2015 PHP (₱)	May 21, 2015 PHP (₱)	Jan. 20, 2015	Mar. 11, 2014 PHP (₱)	Feb. 19, 2014 PHP (₱)	Sep. 27, 2013 PHP (₱)	Feb. 05, 2013 USD ($)	Jun. 06, 2012 PHP (₱)	May 08, 2012	Dec. 31, 2000	Dec. 31, 2020 PHP (₱) seat ₱ / shares shares	Dec. 31, 2020 EUR (€) seat shares	Dec. 31, 2019 PHP (₱) shares	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 EUR (€)	Dec. 31, 2014 PHP (₱) ₱ / shares shares	Dec. 31, 2013 PHP (₱)	Dec. 31, 2012 PHP (₱)	Dec. 31, 2011 PHP (₱)	Dec. 14, 2014 USD ($) shares	Jun. 30, 2020 PHP (₱)	Mar. 31, 2019 PHP (₱)	Sep. 15, 2017 PHP (₱)	May 29, 2017 PHP (₱)	Jun. 30, 2013 PHP (₱)	Apr. 19, 2001 PHP (₱)	Apr. 19, 2001 USD ($)
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																													₱ 16,992,000,000		₱ 18,777,000,000
Consideration paid (received)																											₱ 21,800,000,000							₱ 26,200,000,000
Equity interest acquired																																87.12%		50.00%
Amount of equity interest acquired																																													52,123,000,000		53,863,000,000	₱ 55,427,000,000
Reversal of impairment loss																																													2,679,000,000		999,000,000	1,250,000,000
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																																																	$ 57,050
Net proceeds form sale of business | $																													$ 330,000
Amount held in escrow | $																													$ 2,290
Percentage of acquiring other interest																																		50.00%
Number of other entities | Entity																																		2
Total consideration transferred																																		₱ 52,800,000,000
Number of tranches | Tranche																																		3
Assumed liabilities																																		₱ 17,200,000,000
Amount advanced to cover working capital requirements																																																												₱ 2,600,000,000
Outstanding advances																																													11,359,000,000
Intangible assets																																													3,950,000,000		6,446,000,000
Goodwill arising from acquisition																																													61,379,000,000		61,379,000,000
Goodwill | shares																																165,880,000
Percentage of outstanding common stock purchases under tender offer																																12.82%
Tender offer to purchase common shares price per share | ₱ / shares																																₱ 2.20
Tender offer expiration date																																Oct. 20, 2016
Number of shares tendered | shares																																107,000,000
Percentage of issued and outstanding common shares under shares tendered																																8.30%
Carrying value of investments in joint ventures																																													35,131,000,000		35,086,000,000
Equity interest paid																																													579,000,000		20,000,000	111,000,000
Loss on investment written-off																																													362,000,000
Amount receivable period																	2019 to 2021
Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																		50.00%
Outstanding advances																																													11,038,000,000
Intangible assets																																		₱ 18,885,000,000
Goodwill arising from acquisition																																		₱ 17,824,000,000
Percentage of issued and outstanding capital stock																																99.10%
Carrying value of investments in joint ventures																																													32,625,000,000		32,538,000,000
Equity interest paid | €																																														€ 7.4					€ 2.6
Bow Arken Holdings Company [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																		50.00%
Outstanding advances																																													238,000,000
Brightshare Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																		50.00%
Outstanding advances																																													83,000,000
Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired												45.73%
Carrying value of investments in joint ventures								₱ 550,000,000				₱ 2,150,000,000																																	2,466,000,000		2,538,000,000
Payment for acquisition of existing shares								523,000,000
Investment as deposit for future stock subscription								800,000,000
Equity interest paid							₱ 27,000,000
Goodwill								1,031,000,000
Equity earn out payable																																															170,000,000
Equity earn out payment			₱ 17,000,000		₱ 153,000,000
Contingent consideration																																													60,000,000		230,000,000
Subscription payable																																													800,000,000		800,000,000
Multisys [Member] | Technologies and Customer Relationships [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Fair value of identifiable net assets and liabilities								₱ 1,357,000,000
Philippines Internet Holding S A R L [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																					50.00%
Percentage of equity interest																																					33.33%
Beacon
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures																																													₱ 40,966,000,000
Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Share issued																																		₱ 17,000,000,000
Equity interest acquired																																		50.00%
Percentage of ownership interest in subsidiary acquired																																		20.00%
Consideration received in future																																		₱ 9,200,000,000
Consideration settlement period in installments																																													annual installments until June 2020	annual installments until June 2020
PCEVs Beacon Electric Asset Holdings Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																	₱ 4,852,000,000										₱ 21,800,000,000							₱ 26,200,000,000
Equity interest acquired																								75.00%
Consideration settlement period in installments																										annual installments from June 2018 to June 2021																			annual installments until June 2021	annual installments until June 2021
Consideration settled																										₱ 12,000,000,000
Consideration to be settled																										₱ 9,800,000,000
Percentage of receivable proposed for sale																								50.00%
Period of proceeds from sale of shares																								2019 to 2021
Amounts receivable																	₱ 5,550,000,000
Metro Pacific Investments Corporation And Ayala Group
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																₱ 2,124,000,000
Receivables from divestment of assets																₱ 2,230,000,000
Metro Pacific Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Receivables from divestment of assets																																													₱ 168,000,000		2,919,000,000
Allowance for expected credit losses																																															2,000,000
Aggregated individually immaterial joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Outstanding contingent liabilities																																													₱ 800,000,000		1,030,000,000
Tranche One [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																																		50.00%
Tranche Two [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																															25.00%
Tranche Three [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																												25.00%
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Ownership									48.74%	48.74%																																			48.74%	48.74%
Number of board seats | seat									2	2																																			2	2
Gain on deconsolidation									₱ 12,054,000,000
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates									₱ 10,748,000,000																																				₱ 6,702,000,000		₱ 8,219,000,000
Consideration paid (received) | $				$ 120,000						$ (175,000)
Convertible note aggregate principal amount | $				65,000
Issuance of warrants aggregate subscription amount | $				55,000
Proceeds from issuance of warrant certificate | $				10,800
Payments for warrant certificate | $				$ 9,200
Gain on revaluation of notes																																													90,000,000
Gain on revaluation of warrants																																													₱ 18,000,000
I F C And I F C E A F
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received) | $										$ 40,000
Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Reversal of impairment loss																																																		₱ 201,000,000					₱ 92,000,000
Description Of Significant Influence In Joint Venture																																													Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.	Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.
Metro Pacific Investments Corporation And Ayala Group
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Description of concession agreement																																													MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.	MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.
Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																																													219,000,000		219,000,000
Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																																										₱ 3,563,000,000
2,760,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares																														2,800,000
Subscribed per share | ₱ / shares																														₱ 4,000
Premium over par value per subscribed share | ₱ / shares																														₱ 3,000
Subscription share price																														₱ 11,040,000,000
Premium over subscription share price																														8,280,000,000
Subscribed payment																														₱ 11,040,000,000
800,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares																					600,000									800,000
Subscribed per share | ₱ / shares																					₱ 5,000									₱ 4,000
Premium over par value per subscribed share | ₱ / shares																					₱ 4,000									₱ 3,000
Subscription share price																					₱ 3,000,000,000									₱ 3,200,000,000
Premium over subscription share price																					2,400,000,000									2,400,000,000
Subscribed payment																				₱ 2,990,000,000	₱ 10,000,000									₱ 148,000,000
Advances outstanding to cover assumed liabilities and working capital requirements of acquired companies																																													₱ 13,000,000		₱ 13,000,000
Major business combination [member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Warrant instrument exercise price | $		$ 26,600
Certificate exercise price | $		$ 9,200
Potential ordinary share transactions [member] | Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Stock subscription payable outstanding	₱ 800,000,000
Beneficial Trust Fund Holdings Inc. [Member] | Major business combination [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																			70.00%
Carrying value of investments in associates																			₱ 1,664,000,000
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends received																																													316,000,000
Outstanding contingent liabilities																																													₱ 0		₱ 0
Top of range [member] | Class A Preferred Shares [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Share issued | $											$ 40,000		$ 175,000
Option for additional issue and allotment of shares | $													$ 50,000
Bottom of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																													5.00%	5.00%	5.00%
Equity interest acquired																																													5.00%	5.00%	5.00%
Bottom of range [member] | Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of issued and outstanding common shares owned by VTI																																95.00%
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																				₱ 2,250,000,000
Carrying value of investments in associates																																													₱ 9,914,000,000		₱ 9,747,000,000
Additional Investments																																													1,400,000,000		3,100,000,000	₱ 2,700,000,000
Additional Investments for subscription																																						₱ 300,000,000
Amount of equity interest acquired																																													₱ 9,955,000,000		10,050,000,000
Percentage of economic interest transferred to employees																																											40.00%
Asia Netcom Philippines Corp. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																													60.00%	60.00%
Percentage of ownership interest in subsidiary acquired																																																														60.00%	60.00%
Amount of equity interest acquired																																																														₱ 69,000,000	$ 2,000
Asia Netcom Philippines Corp. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest in subsidiary acquired																																																														40.00%	40.00%
Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																													₱ 241,000,000		674,000,000
Digitel Crossing, Inc. [Member] | Asia Netcom Philippines Corp. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																													20.00%	20.00%
Digitel Crossing, Inc. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																													40.00%	40.00%
Equity interest acquired																																												40.00%
Digitel Crossing, Inc. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																												40.00%
Digitel Crossing, Inc. [Member] | Broadband Infrastructure Group Ltd [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																												20.00%
Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																													₱ 33,000,000		35,000,000
Asia Outsourcing Beta Limited [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																													₱ 33,000,000		₱ 35,000,000
AF Payments, Inc. [Member] | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																													20.00%	20.00%						20.00%
Amount of equity interest acquired																																																									₱ 60,000,000	₱ 70,000,000
Amount of shares subscribed																																																				₱ 503,000,000
Subscription price per share | ₱ / shares																																																				₱ 1.00
AF Payments, Inc. [Member] | Series B Preferred Stock | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
subscribed shares equivalent to amount subscribed | shares																																																				503,000,000
AIL [Member] | A Ce S Philippines
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																													36.99%	36.99%
Recognized full impairment provision in respect of investment																																													₱ 1,896,000,000
Telecommunications Connectivity, Inc., or TCI [Member] | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates						33.30%																																							33.33%	33.33%
Amount of shares subscribed						₱ 10,000,000																																							₱ 30,000,000
subscribed shares equivalent to amount subscribed | shares						10,000,000																																							30,000,000	30,000,000
Subscription price per share | ₱ / shares						₱ 1.00																																							₱ 1.00
Cignal TV [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																						₱ 6,000,000,000
Percentage of investment in associates																																								64.00%														40.00%
Carrying value of investments in associates																																								₱ 6,000,000,000
Satventures, Inc. [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																					₱ 3,600,000,000
Percentage of investment in associates																																																					40.00%
Carrying value of investments in associates																																								₱ 3,600,000,000
Hasting [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																			70.00%
Carrying value of investments in associates																																			₱ 3,250,000,000																										₱ 1,950,000,000
Additional Investments																																				₱ 800,000,000																₱ 500,000,000
Settlement amount																																				₱ 200,000,000
Hasting philippine depository receipts [Member] | MediaQuest PDRs [Member] | Top of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Additional Investments																																							₱ 500,000,000
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Recoverable amount																																																		1,664,000,000
Provision for impairment																				1,784,000,000																														1,784,000,000
Pay TV business [Member] | Cignal TV [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Provision for impairment																				₱ 0																														₱ 0
Smart [Member] | Common Stock [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares															96,000,000			53,000,000
Percentage of shares issued and outstanding																		100.00%
Consideration paid (received)																		₱ 465,000,000
Par value | $ / shares															$ 1.00
Subscription price														₱ 3,806,000,000	$ 96
Smart [Member] | Common Stock [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																		170,000,000
Consideration paid (received)																		₱ 3,527,000,000
PLDT Global Investments Corporation [Member] | Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																									20.00%															20.00%
Amount of equity interest acquired | $																																									$ 40,000
Shares transferred to employees, net payment | $																																																								$ 51
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																																																								$ 41,800
Percentage of economic interest transferred to employees																																																								18.32%
Percentage of interest in associates by subsidiary																																													18.32%	18.32%	18.32%
PLDT Global Investments Corporation [Member] | Asia Outsourcing Beta Limited [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																									200
Number of shares transferred | shares																																																								27
PLDT Global Investments Corporation [Member] | Asia Outsourcing Beta Limited [Member] | Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																									$ 39,800
Number of shares transferred | shares																																																								9,643
Shares redeemed | shares																																																								35,300,000
Asia Outsourcing Beta Limited [Member] | Asia Outsourcing Gamma Limited Customer Relationship Management [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received) | $																																	$ 190,900
Description of completion of sale transaction																																													The transaction was completed on September 30, 2016.	The transaction was completed on September 30, 2016.
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																																	$ 11,200
I Commerce Investments Pte Ltd
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Arbitral proceedings, amount | €																									€ 2.6
Percentage of voting equity interests acquired																									33.33%
Value of shares acquired																																																											₱ 0
I Commerce Investments Pte Ltd | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received) | $																							$ 8,900
Loans receivables | $																						$ 8,600	$ 8,600
I Commerce Investments Pte Ltd | Common Stock [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																						10,000	10,000
Purchase price of ordinary shares | $ / shares																						$ 1.00